Restricted share units	6 Months Ended
Feb. 28, 2023
Restricted Share Units
Restricted share units

20. Restricted share units

The Omnibus Plan allows the Company to award restricted share units to officers, employees, directors and consultants of the Company and its subsidiaries upon such conditions as the Board may establish, including the attainment of performance goals recommended by the Company’s compensation committee. The purchase price for common shares of the Company issuable under each Restricted Share Unit (“RSU”) award, if any, shall be established by the Board at its discretion. Common shares issued pursuant to any RSU award may be made subject to vesting conditions based upon the satisfaction of service requirements, conditions, restrictions, time periods or performance goals established by the board.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The TSXV requires the Company to fix the number of common shares to be issued in settlement of awards that are not options. The maximum number of common shares available for issuance pursuant to the settlement of RSUs shall be an aggregate of 1,548,174 common shares.

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2021	490,174
Granted	100,626
Vested	(91,635)
Cancelled	(26,520)
Balance, February 28, 2022	472,645

Balance, August 31, 2022	1,196,211
Granted	160,758
Vested	(118,433)
Cancelled	(23,294)
Balance, February 28, 2023	1,215,242

During the six months ended February 28, 2023, , the Company granted 68,697 to key management employees pursuant to the Company’s incentive plan. The fair value of these RSUs was estimated based on the closing price CAD$.90 for a total fair value of CAD$61,827. These RSUs have a performance condition that the Company estimates will be achieved during the fiscal quarter ending May 31, 2023. The fair value of the 68,697 RSUs will be recognized as share-based compensation over the vesting period of five months. During the period the Company also granted 92,061 RSUs to members of the board of directors pursuant to the Company’s incentive plan. The fair value of these RSUs was estimated based on the closing prices of CAD$.79 for a total fair value of CAD$72,728. The fair value of the RSUs will be recognized as share-based compensation expense over the vesting period, which is approximately ten months.

During the six months ended February 28, 2022, the Company granted 100,626 to members of the board of directors pursuant to the Company’s incentive plan. The fair value of these RSUs was estimated based on the closing prices of CAD$4.98 to CAD$5.49 for a total fair value of CAD$514,551. The fair value of the RSUs will be recognized as share-based compensation expense over the vesting period, which is approximately twelve months.

During the six months ended February 28, 2023, and 2022, share-based compensation expense for the Company’s RSUs was $564,079 and 872,295, respectively.